Provisions - Schedule of Restructuring Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash:
Total	¥ 73,835	¥ 56,915	¥ 83,357
Non-Cash:
Depreciation and impairment	7,523	2,320	479
Total	81,358	59,234	83,836
Severance
Cash:
Total	13,685	10,605	15,230
Consulting fees
Cash:
Total	11,528	12,709	2,963
Other
Cash:
Total	¥ 48,622	¥ 33,601	¥ 65,163